Revenue and Other Income - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 720.6	$ 897.3
Processing fees	14.3	8.4
Oil and natural gas sales	734.9	905.7
Other income	7.2	6.9
Oil and natural gas sales and other income	742.1	912.6
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	596.0	697.9
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	51.2	63.1
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 73.4	$ 136.3